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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by
Hudson Valley Investment Advisors, Inc.

SEMI-ANNUAL REPORT

August 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-888-209-8710 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-209-8710. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

HVIA EQUITY FUND LETTER TO SHAREHOLDERS	October 2019

The HVIA Equity Fund (“HVEIX” or the “Fund”) launched on October 3, 2016. The Fund’s focus is on using a G.A.R.P. investment framework to determine suitable investments. This acronym is “Growth at a Reasonable Price” which focuses on investing in equities that are at a discount to their expected growth rate. In my experience of using this investment philosophy I’ve come to realize that the process does not fit neatly into months, quarters or years but is expected to outperform over the longer term.

Investment Environment

HVIA Fund recorded returns of +4.82% compared to +6.15% for the S&P 500 over the six month period under review. Our underperformance for the period was due to asset allocation. Our technology exposure had HVEIX underweight the semiconductor space which showed strong growth. We were underrepresented, and this worked against us in the short term. Our healthcare exposure hurt the Fund as the political climate capped the potential returns as investors discounted that the U.S. Government will regulate the space and reduce profitability. This is in spite of the demographic tailwind that should help the group for a generation. Finally, the energy sector has underperformed as investors discount a continued slowdown in worldwide economic growth and lower commodity prices. This is during a period in which the U.S. became the largest producer of energy in the world. We are watching the current political climate to help assess the impact on longer term investments.

The current financial market is one that has an underlying economy that is positive but slowing. The slower growth is not pointing to a recession as the strength of the consumer, strong jobs market and limited supply of additional workers continued to support the economy. The combined strength of the consumer and housing makes up close to 70% of the total U.S. economy at the time of this letter. Additionally, the U.S. Government makes up 11% of the economy and is showing year over year increases in spending.

Uncertainty in monetary, fiscal and regulatory policies along with trade tensions have placed us in a position where we are trying to distinguish between noise and actual underlying economic strength. Volatility has increased based on the number of days in which the S&P 500 has seen a daily change of 1% or more (11 days in August alone). Investors have pushed their way into the fixed income markets in an ever greater amount pushing down yields close to all-time lows. Worldwide sovereign debt is now at over $57 trillion dollars with over $17 trillion generating a negative yield. Only U.S., British and Canadian sovereigns maintain a positive yield at the start of September.

Caution is a focus but may not reflect the fundamentals as the interconnection between U.S. and other markets may mean that the yield curve is less predictive than in past cycles. We are realizing that we are in a later cycle for the economy but this doesn’t mean that we can’t continue to see positive gains due in part to the shallower historical growth seen coming out of the 2008 financial crisis and the limited excess in the economy. Our current philosophy is to look through any impending downturn as a point in time in which to invest in themes that have a longer term nature and will drive the economy both here and abroad over the longer term such as 5G and logistics.

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One should realize that the Federal Reserve is currently expanding on its mandate of low inflation and full employment by aiding worldwide economic growth via a low interest rate policy. Chairman Powell’s Jackson Hole testimony included his assurances that “the Fed will act as appropriate to sustain the expansion”. The markets are discounting more rate cuts and indicating that current policy is too tight. U.S./China trade dispute have contributed to the economic slowdown both here and abroad but we expect that some movement toward an agreement will ensue over the coming months which should alleviate some of the noise that we spoke to previously.

Over the long term; earnings are the main determinate of stock market value. On a short term basis, the “noise” of political issues has brought additional volatility. Barring a major shock to the economy, the U.S. should avoid a major recession and continue to generate a lower level of sustained growth over the coming quarters.

Interest rate spreads collapsed over the quarter on a worldwide basis indicating the market discounting the need for additional rate cuts. The reduction in rates during the quarter indicated the higher level of risk being discounted by the markets as U.S. / China trade pressures impacted the economy and valuations. We anticipate that the current environment will continue a trading range until the current trade issues are put to bed. The U.S. / China trade dispute is forcing managements to rethink investment choices until better political clarity is seen. As we continue into the later part of the year the equity markets are discounting earnings growth for calendar 2020 which is approximately $180 per share which may be too aggressive. Our view is that markets remain in a trading range until risk recedes and earnings normalize. We are still concerned that the U.S. / China trade disagreement has impacted the manufacturing economy and delayed investment for larger companies that have supply chains and need clarity to move forward with their investment choices. This is offset by the large amount of stimulus that has been deployed by numerous economies.

Finally, in Washington, the race for the White House will continue to cause risks due to populist ideas that may not be business friendly. In addition, outright socialist ideas have been thrown out which have influenced markets and may cause a limitation on multiple expansion.

Economic Conditions

Over the past six months, trade and tariff policy has impacted the global economy. Many developed countries have seen a contraction in their economies. The U.S. economy continues to expand due to the large percentage of the economy that is consumption-based (approximately 70%). That growth has slowed but is higher than the majority of most developed countries. Many investors are discounting that a trade deal with China will materialize over the coming year which will alleviate the delay in investment and the uncertainties that could impact future growth. The longer the delay in a trade deal the greater the likelihood that the U.S. economy could follow into a down, recessionary period. This is evident from the slowdown in the manufacturing part of the U.S. economy over the past two quarters.

Interest rates have continued in a downward trading range and are expected to continue to remain in a downward trend with continued volatility. There is limited inflation which is continuing to move lower. Energy prices remain subdued and productivity continues to

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advance helping to offset higher employee costs. The Federal Open Market Committee (FOMC) is expected to lower rates which should continue to support the real estate and consumer markets. We are tracking for any unintended risks due to the large amount of capital that markets have forced into higher risk, lower return investments.

In Washington, President Trump has presided over a divisive political agenda. Going into the midterm elections, an administration with a solid economic backdrop would normally see strong voter approval. The current environment is, unfortunately, one of tension with impeachment being a potential outcome that may sideline many of the bills that were expected to move forward over the coming months to move the economy forward.

We continue to believe that the economy is in a slowdown but not one that will be moving into a recession.

Investment Philosophy and Performance

We are investing with an eye for the longer term, which means over 18 months. Our focus is on stocks that are showing improving asset utilization, margin expansion and the efficient use of capital. This can be summed up in an improving Return on Equity, (which is a measure of how well a company uses investments to generate earnings), but are trading at a discount to their historical growth or that of the industry group.

For the six months ended August 31st, 2019, HVEIX was up 4.82% versus 6.15% for the S&P 500 total return. The following three positions had the largest impact on the Fund’s performance during the period.

a)	Starbucks Corp (+38.6%)

b)	CarMax Inc. (+34.1%)

c)	Dollar General Corp. (+32.4%)

Since inception, the Fund has invested in stocks that we believe are trading at a discount to their growth rate. We have seen where these are becoming tougher to find as lower interest rates have pushed up the valuation of many equities. We continue to see economic growth which is slowing but continues to benefit the stocks listed above. Starbucks Corp. (SBUX) ended up reporting results and provided an earnings outlook that showed strength in the Chinese market which investors had discounted a slowdown. Another top stock for HVEIX was CarMax (KMX). KMX saw increased sales, higher margins and better pricing as the company benefits from vehicle price inflation and increased consumer confidence. The company also expects to benefit from lowering interest rates which allows consumers to purchase higher priced vehicles when using financing. The third best performer for the period was Dollar General Corp. (DG). DG announced better than expected earnings results and presented an uptick in future earnings prospects. The company has benefitted from lower income individuals seeing the strong income improvement which advances the purchasing power of DG’s main customer base. We expect DG to continue to benefit from this trend into the near future.

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The following positions had the greatest negative impact on the Fund’s performance during the six months ended August 31, 2019:

a)	Cabot Oil & Gas Corp. (-29.8%)

b)	Conoco Phillips (-22.3%)

c)	Pfizer Inc. (-16.5%)

The investment in Cabot Oil & Gas Corp. (COG) was impacted by the macro view on overall energy which is believed to be oversupplied. COG had put up solid financial results which were better than expected. The company is one of the lowest cost producers of natural gas and has access to areas of the country that are expected to export to overseas markets. We are maintaining exposure to the space and believe COG is bettered positioned than the majority of energy companies. Conoco Phillips (COP) has been a solid performer that has downsized the level of investment providing improving strong cash flows while at the same time seeing an improving production picture due to its exposure to fracking technology. The company has pledged to show improving cash returns to investors which should see improvement as current levels of production are maintained and lower dollar investment continues. Our third underperformer is Pfizer Inc. (PFE) which lowered its guidance and was rerated by investors due to the slowdown in the company’s revenues which are expected to continue until 2020 when new drugs are expected to be added to PFE’s portfolio.

We thank our investors for their support. Our belief is that the U.S. equity market will continue to generate longer term value relative to other asset classes. In addition, we anticipate slowing but still solid growth in the U.S. relative to other markets which should allow for a stronger economy and ultimately a solid equity market.

Sincerely,

Gustave J. Scacco
Portfolio Manager

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-209-8710.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.hviafunds.com or call 1-888-209-8710 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2019, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

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HVIA EQUITY FUND
PORTFOLIO INFORMATION
August 31, 2019 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Microsoft Corporation	4.3%
salesforce.com, Inc.	3.6%
Adobe, Inc.	3.5%
Marsh & McLennan Companies, Inc.	3.3%
Dollar General Corporation	3.2%
Walt Disney Company (The)	3.2%
Apple, Inc.	3.1%
Danaher Corporation	3.0%
Visa, Inc. - Class A	3.0%
Xilinx, Inc.	2.9%

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HVIA EQUITY FUND SCHEDULE OF INVESTMENTS August 31, 2019 (Unaudited)
COMMON STOCKS — 95.7%	Shares	Value
Communication Services — 13.1%
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	7,700	$447,832

Entertainment — 3.2%
Walt Disney Company (The)	4,500	617,670

Interactive Media & Services — 5.3%
Alphabet, Inc. - Class C (a)	435	516,824
Facebook, Inc. - Class A (a)	2,800	519,876
		1,036,700
Media — 2.3%
Comcast Corporation - Class A	10,000	442,600

Consumer Discretionary — 17.8%
Hotels, Restaurants & Leisure — 3.8%
Royal Caribbean Cruises Ltd.	1,835	191,354
Starbucks Corporation	5,700	550,392
		741,746
Household Durables — 1.1%
Lennar Corporation - Class A	4,400	224,400

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc. (a)	250	444,073

Multi-Line Retail — 3.2%
Dollar General Corporation	4,000	624,360

Specialty Retail — 5.4%
AutoZone, Inc. (a)	445	490,252
CarMax, Inc. (a)	3,175	264,414
Home Depot, Inc. (The)	1,275	290,585
		1,045,251
Textiles, Apparel & Luxury Goods — 2.0%
NIKE, Inc. - Class B	4,500	380,250

Consumer Staples — 4.4%
Beverages — 1.8%
PepsiCo, Inc.	2,600	355,498

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HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.7% (Continued)	Shares	Value
Consumer Staples — 4.4% (Continued)
Food Products — 1.3%
Mondelēz International, Inc. - Class A	4,400	$242,968

Personal Products — 1.3%
Estée Lauder Companies, Inc. (The) - Class A	1,300	257,387

Energy — 4.8%
Oil, Gas & Consumable Fuels — 4.8%
Cabot Oil & Gas Corporation	12,000	205,440
ConocoPhillips	2,800	146,104
Enbridge, Inc.	6,306	210,999
Exxon Mobil Corporation	1,050	71,904
Williams Companies, Inc. (The)	12,600	297,360
		931,807
Financials — 9.0%
Banks — 4.9%
Bank of America Corporation	16,440	452,265
JPMorgan Chase & Company	4,620	507,553
		959,818
Capital Markets — 0.8%
Morgan Stanley	3,500	145,215

Insurance — 3.3%
Marsh & McLennan Companies, Inc.	6,500	649,285

Health Care — 12.8%
Health Care Equipment & Supplies — 4.8%
Danaher Corporation	4,150	589,673
Medtronic plc	3,200	345,248
		934,921
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	1,125	263,250

Life Sciences Tools & Services — 4.8%
Illumina, Inc. (a)	1,100	309,474
PerkinElmer, Inc.	3,350	277,045
Thermo Fisher Scientific, Inc.	1,200	344,472
		930,991

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HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.7% (Continued)	Shares	Value
Health Care — 12.8% (Continued)
Pharmaceuticals — 1.9%
Eli Lilly & Company	2,300	$259,831
Pfizer, Inc.	3,000	106,650
		366,481
Industrials — 5.0%
Air Freight & Logistics — 1.5%
FedEx Corporation	1,800	285,498

Machinery — 2.0%
Lincoln Electric Holdings, Inc.	3,350	276,576
Oshkosh Corporation	1,650	115,945
		392,521
Road & Rail — 1.5%
CSX Corporation	4,300	288,186

Information Technology — 20.4%
IT Services — 3.0%
Visa, Inc. - Class A	3,200	578,624

Semiconductors & Semiconductor Equipment — 2.9%
Xilinx, Inc.	5,540	576,492

Software — 11.4%
Adobe, Inc. (a)	2,400	682,824
Microsoft Corporation	6,000	827,160
salesforce.com, Inc. (a)	4,500	702,315
		2,212,299
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	2,870	599,084

Materials — 1.6%
Chemicals — 1.6%
Sherwin-Williams Company (The)	595	313,416

Real Estate — 4.1%
Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corporation	2,200	506,418
Prologis, Inc.	2,400	200,688
Simon Property Group, Inc.	550	81,917
		789,023

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HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.7% (Continued)	Shares	Value
Utilities — 2.7%
Electric Utilities — 1.8%
Duke Energy Corporation	3,700	$343,138

Independent Power and Renewable Electricity Producers — 0.9%
AES Corporation	11,400	174,762

Total Investments at Value — 95.7% (Cost $14,454,196)		$18,595,546

Other Assets in Excess of Liabilities — 4.3%		833,596

Net Assets — 100.0%		$19,429,142

(a)	Non-income producing security.
See accompanying notes to financial statements.

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HVIA EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2019 (Unaudited)
ASSETS
Investments in securities:
At cost	$14,454,196
At value (Note 2)	$18,595,546
Cash (Note 2)	777,607
Receivable for capital shares sold	33,100
Receivable from Adviser (Note 4)	5,166
Dividends and interest receivable	19,557
Other assets	12,000
TOTAL ASSETS	19,442,976

LIABILITIES
Payable to administrator (Note 4)	7,660
Other accrued expenses	6,174
TOTAL LIABILITIES	13,834

NET ASSETS	$19,429,142

NET ASSETS CONSIST OF:
Paid-in capital	$15,180,332
Accumulated earnings	4,248,810
NET ASSETS	$19,429,142

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$19,429,142
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	1,395,434

Net asset value, offering price and redemption price per share (Note 2)	$13.92

See accompanying notes to financial statements.

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HVIA EQUITY FUND STATEMENT OF OPERATIONS For the Six Months Ended August 31, 2019 (Unaudited)
INVESTMENT INCOME
Dividends	$141,172
Foreign witholding taxes on dividends	(1,043)
TOTAL INVESTMENT INCOME	140,129

EXPENSES
Investment advisory fees (Note 4)	70,819
Fund accounting fees (Note 4)	15,961
Administration fees (Note 4)	15,000
Legal fees	14,790
Registration and filing fees	9,698
Transfer agent fees (Note 4)	9,000
Trustees’ fees (Note 4)	8,608
Audit and tax service fees	8,000
Compliance fees (Note 4)	6,000
Custody and bank service fees	3,710
Printing of shareholder reports	3,117
Postage and supplies	1,673
Insurance expense	1,413
Other expenses	8,103
TOTAL EXPENSES	175,892
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(81,148)
NET EXPENSES	94,744

NET INVESTMENT INCOME	45,385

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	61,693
Foreign currency transactions	(694)
Net change in unrealized appreciation (depreciation) on:
Investments	775,249
Foreign currency translations	(30)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	836,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$881,603

See accompanying notes to financial statements.

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HVIA EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
FROM OPERATIONS
Net investment income	$45,385	$117,451
Net realized gains (losses) from:
Investments	61,693	383,774
Foreign currency transactions	(694)	(1,173)
Net change in unrealized appreciation (depreciation) on:
Investments	775,249	191,806
Foreign currency translation	(30)	73
Net increase in net assets resulting from operations	881,603	691,931

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	—	(543,722)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	1,259,195	3,813,349
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,550
Payments for shares redeemed	(640,310)	(1,092,996)
Net increase in Institutional Shares net assets from capital share transactions	618,885	2,721,903

TOTAL INCREASE IN NET ASSETS	1,500,488	2,870,112

NET ASSETS
Beginning of period	17,928,654	15,058,542
End of period	$19,429,142	$17,928,654

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	91,653	289,053
Shares reinvested	—	132
Shares redeemed	(46,213)	(82,962)
Net increase in shares outstanding	45,440	206,223
Shares outstanding at beginning of period	1,349,994	1,143,771
Shares outstanding at end of period	1,395,434	1,349,994

See accompanying notes to financial statements.

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HVIA EQUITY FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019	Year Ended February 28, 2018	Period Ended February 28, 2017(a)
Net asset value at beginning of period	$13.28		$13.17	$11.39	$10.00

Income from investment operations:
Net investment income	0.03		0.09	0.06	0.02
Net realized and unrealized gains on investments and foreign currencies	0.61		0.43	1.81	1.39
Total from investment operations	0.64		0.52	1.87	1.41

Less distributions:
From net investment income	—		(0.08)	(0.06)	(0.02)
From net realized gains	—		(0.33)	(0.03)	—
Total distributions	—		(0.41)	(0.09)	(0.02)

Net asset value at end of period	$13.92		$13.28	$13.17	$11.39

Total return (b)	4.82	%(c)	4.34%	16.45%	14.06	%(c)

Net assets at end of period (000’s)	$19,429		$17,929	$15,059	$11,381

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.84	%(d)	1.86%	2.11%	2.36	%(d)

Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99%	0.99%	0.99	%(d)

Ratio of net investment income to average net assets (e)	0.47	%(d)	0.70%	0.53%	0.56	%(d)

Portfolio turnover rate	11	%(c)	29%	4%	2	%(c)

(a)	Represents the period from the commencement of operations (October 3, 2016) through February 28, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

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HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited)

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of February 28, 2019, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities

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HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,595,546	$—	$—	$18,595,546

Refer to the Fund’s Schedule of Investments for a listing of common stocks by industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2019.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.

The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

16

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash account – The Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of August 31, 2019, the cash balance reflected on the Statement of Assets and Liabilities represents the amount held in a deposit sweep account.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended August 31, 2019 and February 28, 2019 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
August 31, 2019	$—	$—	$—
February 28, 2019	$126,209	$417,513	$543,722

17

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2019:

Tax cost of portfolio investments	$14,454,196
Gross unrealized appreciation	$4,555,806
Gross unrealized depreciation	(414,456)
Net unrealized appreciation	4,141,350
Net unrealized appreciation of assets in foreign currencies	4
Undistributed ordinary income	23,248
Other income and gains	84,208
Accumulated earnings	$4,248,810

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended August 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,359,237 and $1,978,691, respectively.

18

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Hudson Valley Investment Advisors, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2021, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets. Accordingly, the Adviser did not collect any of its investment advisory fees and, in addition, reimbursed other operating expenses totaling $10,329 during the six months ended August 31, 2019.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2019, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $426,827 no later than the dates listed below:

February 29, 2020	$53,835
February 28, 2021	$145,536
February 28, 2022	$146,308
August 31, 2022	$81,148

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

19

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2019, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	99.7%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

20

HVIA EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2019) and held until the end of the period (August 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

21

HVIA EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$ 1,000.00	$ 1,048.20	0.99%	$ 5.11
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.21	0.99%	$ 5.04

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

22

HVIA EQUITY FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-209-8710. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On June 18, 2019, a Special Meeting of Shareholders of the Trust was held for the purpose of considering the election of seven trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting represented 68.40% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

	Number of Shares
Nominee/Trustee	Affirmative	Withhold
Robert G. Dorsey	79,822,871	11,178
John J. Discepoli	79,499,054	334,995
David M. Deptula	79,499,054	334,995
Janine L. Cohen	79,485,191	348,858
Jacqueline A. Williams	79,757,455	76,594
Clifford N. Schireson	79,771,318	62,731
Robert E. Morrison, Jr.	79,771,349	62,700

23

HVIA EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Agreement with Hudson Valley Investment Advisors, Inc. (the “Adviser”) for an additional one-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on July 22-23, 2019, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In considering whether to approve the Agreement and in reaching its conclusions with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant to the Agreement, including the following factors.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, the Adviser’s compliance policies and procedures, its efforts to promote the Fund and assist in its distribution, and its compliance program. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of its business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Fund.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, custom peer group and related Morningstar category. The Board noted that the Fund had outperformed its custom peer group’s average and median performance for the one year period and since the Fund’s inception; and underperformed its Morningstar category’s (Large Cap Growth Category Under $50 million, True No-Load) median and average performance for the one year period, but outperformed the median and average performance since the Fund’s inception. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. The Board indicated that the Adviser had satisfactorily explained its performance results for the Fund. Following discussion of the investment performance of the Fund and its performance relative to its benchmark, custom peer group and Morningstar category, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operations; the education and experience of its personnel; compliance program, policies, and procedures; financial condition and the level of commitment to the Fund, and, generally, the Adviser’s advisory business; the asset level of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board considered the Fund’s expense limitation agreement and considered the Adviser’s current

24

HVIA EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s commitment to continue the Fund’s expense limitation agreement until at least July 1, 2020.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for it to receive research, statistical, or other services from the Fund’s trades. The Board compared the Fund’s advisory fee and overall expense ratio to the average advisory fees and average expense ratios for its custom peer group and Morningstar category. The Board noted that the 0.74% advisory fee for the Fund was above the average and the median for the Fund’s custom peer group, and above the average and median of funds of similar size and structure in the Fund’s Morningstar category (Large Cap Growth Category Under $50 million, True No-Load), but less than the highest adviser fee in its Morningstar category. The Board further noted that the overall annual expense ratio of 0.99% for the Fund is above the average and median for the Fund’s custom peer group, and equal to the median and below the average for its Morningstar category. The Board also considered the fee charged by the Adviser to its other accounts that have a substantially similar strategy as the Fund and considered the similarities and differences of services received by such other accounts as compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable by the Fund. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both the advisory fee and the Fund’s expense limitation agreement. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Fund have experienced benefits from the Fund’s expense limitation agreement and will continue to experience benefits from the Fund’s expense limitation agreement until the Fund assets grow to a level where its expenses otherwise fall below the expense limit. Following further discussion of the Fund’s asset level, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would continue to provide benefits. The Board also determined that the fee arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser, given the Fund’s projected asset levels for the next year.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s trading policies, procedures, and performance in seeking best execution for its clients, including the Fund. The Board also considered the historical portfolio turnover rate

25

HVIA EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund, the Adviser’s process for allocating trades among its different clients, and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After further discussion of the factors noted above, as well as other factors, and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all the factors discussed and information presented at this meeting and previous meetings, the Board indicated its agreement to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

26

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE HVIA EQUITY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-209-8710

27

Who we are
Who is providing this notice?	HVIA Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Hudson Valley Investment Advisor, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

28

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LADDER SELECT BOND FUND

INSTITUTIONAL CLASS (LSBIX)

Managed by
Ladder Capital Asset Management LLC

SEMI-ANNUAL REPORT

August 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-888-859-5867 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-859-5867. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

LADDER SELECT BOND FUND LETTER TO SHAREHOLDERS	October 2019

Dear Ladder Select Bond Fund Shareholders,

For the six-month period ended August 31, 2019, the Ladder Select Bond Fund (the “Fund”) returned 1.51%. For the same period, the Fund’s benchmark, the Bloomberg Barclays Intermediate Government/Credit Bond Index (the “Benchmark”), returned 5.78%, underperforming its Benchmark by (4.27%). For the period since the Fund’s inception beginning on October 18th, 2016, the Fund returned 7.36% cumulative compared to the Benchmark cumulative return of 7.97%, underperforming by (0.61%).

The Fund seeks to capitalize on the sector-specific knowledge of commercial real estate (“CRE”) and commercial mortgage-backed securities (“CMBS”) of its adviser, Ladder Capital Asset Management (“LCAM”), to select investments that satisfy the Fund’s investment objective of a combination of current income and capital preservation.

The underperformance of the Fund versus its benchmark was driven by the following two positions during the period:

●

THPT 2018-THL D – At origination a $960 million floating rate Single Asset Single Borrower (“SASB”) securitization with a 2-year maturity and three 1-year extensions. The SASB transaction at issuance was secured by 135 hotel properties located in 28 states. The class D security is rated ‘BBB-/Baa3’ by S&P/MDYs. During the period, spreads for floating rate credit widened as the demand for fixed rate credit increased and 1-month LIBOR decreased.

●

New Residential Investment (NRZ) – New Residential Investment Corp. is a public real estate investment trust focused on investing in the residential housing sector. It operates through the following segments: Excess Mortgage Servicing Rights (MSRs), Servicer Advances, Real Estate Securities, Residential Mortgage Loans, Consumer Loans, and Corporates. The price of this equity investment decreased $2.47, during the period, due to market concerns around the book value of the NRZ portfolio as a result of lower U.S. Treasury rates.

The Fund’s returns have also underperformed its Benchmark as continuing uncertainty has restrained global growth, increased the likelihood of a global recession, and as a result global rates have aggressively rallied nearing all time historical low yields. The Fund’s underperformance can also be attributed to the conservative interest rate duration positioning being approximately 50% of the Benchmark’s duration (LSBIX - 1.81 years vs the Benchmark - 3.96 years). LIBOR continues to carry well relative to the intermediate part of the Treasury curve with 1-month LIBOR ending the period at 2.09% while the 2-year Treasury ended the period at 1.51% and the 5-year Treasury yield ended the period at 1.39%. As of August 31st, 2019, the Fund’s portfolio is comprised of 38.7% floating-rate securities indexed off 1-Month USD LIBOR, 58.6% fixed-rate securities, 1.1% REIT equities and 1.6% cash diversified amongst its 36 investments. The Fund ended the period with a weighted-average credit rating of approximately AA/Aa2.

Market Environment:

Over the period, the Treasury curve rallied aggressively from 3-month bills through the 30-year bond with intermediate and long dated maturities rallying over 100bps or more. The result was a flatter curve where the 2-year / 10-year Treasury closed negative on August 22nd for the first time since 2007 and was inverted 1 basis point at the end of the period after beginning the period at a positive 20 basis points. The relative moves across the Treasury curve during the period were the following: the 3-month Treasury bill yield was 45 basis points lower closing at 1.98%; the 2-year Treasury yield was 100 basis points lower closing at 1.51%; the 5-year Treasury yield decreased by 112 basis points closing at 1.39%; the 10-year Treasury yield decreased by 122 basis points closing at 1.50%; and the 30-year Treasury yield decreased by 112 basis points closing at 1.96%.

The U.S. trade war with China again dominated the headlines as trade negotiations were ‘on again’ and then ‘off again’. The result of this trade war was continuing supply line disruptions as tariffs on both sides were increased and a global growth slowdown was led by the Eurozone, which in September reported its worst Purchasing Managers Index (“PMI”) number in 7 years. The index fell to an 83-month low of 45.6 in September, down from 47 in August. Economists polled by FactSet had expected a 47.3 reading, (MarketWatch Sept 23, 2019) and any reading below 50 indicates contraction or worsening conditions. German manufacturing PMI fell to 41.4 in September from 43.5, the worst reading in more than a decade. The U.S. economy continues to be held up by the consumer, with unemployment at historical lows, CPI increasing to 2.4% YoY and the Atlanta Fed forecasting a slowing Q3 US GDP at 1.9%.

The CMBS investment grade curve was effectively unchanged over the six-month period, with on the run last cash flow AAAs unchanged at 96 basis points and on the run BBB- bonds wider by 5 basis points. Intermediate and shorter duration credit spreads struggled as yields moved lower with 2013 last cash flow AAA bonds widening 12 basis points to 68 basis points and nearing the 1-year high spread of 75 basis points according to Deutsche Bank Research. 2019 year to date supply in new-issue U.S. CMBS volume is $49.2 billion vs 2018 volume during the same period of $53.7 billion. (Commercial Mortgage Alert 9.6.19) As noted in our annual letter dated April 2019, “Our expectations for 2019 were for an issuance decrease of 10% to 20% due to interest rates and property cash flow dynamics negating the value of refinancing coupled with the complete lack of balloon maturities coming due as issuance during the years of 2009 and 2010 were non-existent.” Given that interest rates have rallied to historically low levels, we would revise our expectations and believe 2019 issuance at year end to be similar to the previous two years.

Outlook:

U.S. Treasury rates on the long end approached all time low yields and the front end of the curve continued to be, in our opinion, an attractive ‘risk adjusted’ short duration carry trade. Global growth has slowed domestically and abroad and in some regions may be contracting and soon be defined as recessionary. It is probable that the longest U.S economic expansion in history comes to an end at some time in 2020.

Given this investment landscape and the expanding geo-political and global market uncertainties, the Fund will continue to focus on its core investment strategy of generating income with an even more prudent focus on capital preservation. We continue to be focused on credit selection ‘tail risk’ in this ever slowing and uncertain global economy while looking for resilient credit profiles and attractive cash flows with a minimal amount of potential market valuation delta. Duration remains a primary focus; over the past year the Fund has leaned to the short end of its 2 to 7yr expected window and that is expected to continue.

On behalf of everyone at Ladder Capital Asset Management, we thank you for investing with us. We look forward to the Fund’s continued success as we approach 2020.

Sincerely,

Brian Harris	Craig Sedmak
Principal Executive Officer and Portfolio Manager	Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-859-5867.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.ladderfunds.com or call 1-888-859-5867 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2019, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

LADDER SELECT BOND FUND
PORTFOLIO INFORMATION
August 31, 2019 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Progress Residential Trust, Series 2015-SFR2,
Class A, 144A, 2.740%, due 06/12/2032	11.6%
Wells Fargo Commercial Mortgage Trust, Series 2016-C34,
Class A3FL, 144A, 3.354% (a), due 06/15/2049	10.6%
Commercial Mortgage Trust, Series 2015-CR23,
Class CMD, 144A, 3.684% (a), due 05/10/2048	6.4%
Hudson’s Bay Simon JV Trust, Series 2015-HBFL,
Class AFL, 144A, 4.260% (a), due 08/05/2034	5.7%
Starwood Property Trust, Inc.,
3.625%, due 02/01/2021	4.7%
Commercial Mortgage Trust, Series 2015-CR23,
Class CMB, 144A, 3.684% (a), due 05/10/2048	4.4%
Wells Fargo Commercial Mortgage Trust, Series 2013-120B,
Class C, 144A, 2.710% (a), due 03/18/2028	4.3%
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5,
Class B, 4.142%, due 10/15/2045	3.9%
Tharaldson Hotel Portfolio Trust, Series 2018-THL,
Class D, 144A, 4.364% (a), due 11/11/2034	3.4%
JPMorgan Chase Commercial Mortgage Securities, Series 2018-WPT,
Class DFL, 144A, 4.601% (a), due 07/05/2023	3.3%

(a)	Variable rate security. The rate shown is the effective interest rate as of August 31, 2019.

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS August 31, 2019 (Unaudited)
MORTGAGE-BACKED SECURITIES — 92.3%	Coupon	Maturity	Par Value	Value
Commercial — 92.3%
AREIT CRE Trust, Series 2018-CRE2, Class B, 144A (1MO LIBOR + 140) (a)	3.732%	11/14/35	$748,805	$747,861
BX Trust, Series 2017-SLCT, Class B, 144A (1MO LIBOR + 120) (a)	3.395%	07/15/34	64,201	64,200
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 144A	3.357%	04/10/29	500,000	505,234
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501%	05/10/58	17,018	16,909
Colony American Finance Ltd., Series 2015-1, Class C, 144A	4.833%	10/15/47	120,000	122,470
Colony American Finance Ltd., Series 2016-1, Class A, 144A	2.544%	06/15/48	260,015	259,189
Colony American Finance Ltd., Series 2016-1, Class C, 144A	4.638%	06/15/48	250,000	252,488
Commercial Mortgage Trust, Series 2012-LC4, Class AM	4.063%	12/10/44	600,000	624,653
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	212,000	218,731
Commercial Mortgage Trust, Series 2013-LC13, Class AM, 144A	4.557%	08/10/46	346,000	375,792
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, 144A (a)	3.684%	05/10/48	1,040,000	1,046,022
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A (a)	3.684%	05/10/48	1,531,000	1,532,806
Goldman Sachs Mortgage Securities Trust, Series 2018-HART, Class C, 144A (1MO LIBOR + 170) (a)	4.030%	10/15/31	500,000	497,851
Goldman Sachs Mortgage Securities Trust, IO, Series 2018-FBLU, Class XCP (a)	0.160%	11/15/35	98,481,000	48,453
Home Partners of America Trust, Series 2017-1, Class B, 144A (1MO LIBOR + 135) (a)	3.664%	07/17/34	300,000	300,398
Hudson’s Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 144A (1MO LIBOR + 158) (a)	4.260%	08/05/34	1,350,000	1,351,224
JPMorgan Chase Commercial Mortgage Securities, Series 2018-WPT, Class DFL, 144A (1MO LIBOR + 225) (a)	4.610%	07/05/23	790,000	790,000

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 92.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 92.3% (Continued)
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-PKMD, Class MRC, 144A (a)	2.857%	11/14/27	$400,000	$399,315
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-909, Class D, 144A (a)	3.898%	05/01/31	625,000	633,519
Latitude Management Real Estate Capital, Series 2016-CRE2, Class A, 144A (1MO LIBOR + 170) (a)	4.104%	11/24/31	638,064	638,644
Latitude Management Real Estate Capital, Series 2015-CR1I, Class BR (1MO LIBOR + 225) (a)	4.417%	02/22/32	732,000	730,153
LoanCore Capital Credit Advisor, LLC, Series 2018-CRE1, Class A, 144A (1MO LIBOR + 113) (a)	3.455%	05/15/28	500,000	500,465
Marathon CRE Issuer Ltd., Series 2018-FL1, Class A, 144A (1MO LIBOR + 115) (a)	3.475%	06/15/28	500,000	500,465
Morgan Stanley Capital Group Trust, Series 2016-SNR, Class A, 144A (a)	3.348%	11/15/34	566,856	570,875
Morgan Stanley Capital I Trust, IO, Series 2014-CPT, Class XA, 144A (a)	0.089%	07/13/29	35,000,000	70,101
Morgan Stanley Capital I Trust, IO, Series 2004-IQ8, Class X1, 144A (a)	1.023%	06/15/40	2,717,035	21,061
MTRO Commercial Mortgage Trust, IO, Series 2019-TECI, Class XCP (a)	0.493%	12/15/33	36,000,000	68,980
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%	06/12/32	2,754,825	2,751,157
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class D, 144A (1MO LIBOR + 200) (a)	4.364%	11/11/34	810,080	811,589
VNO Mortgage Trust, Series 2013-PENN, Class B, 144A (a)	3.947%	12/13/29	500,000	507,704
VNO Mortgage Trust, Series 2013-PENN, Class D, 144A (a)	3.947%	12/13/29	500,000	505,068
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 144A (a)	2.710%	03/18/28	1,030,000	1,026,623
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B	4.142%	10/15/45	882,000	926,439
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3FL, 144A (1MO LIBOR + 100) (a)	3.354%	06/15/49	2,500,000	2,523,025
Total Mortgage-Backed Securities (Cost $21,839,860)				$21,939,464

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 4.7%	Coupon	Maturity	Par Value	Value
Financials — 4.7%
Starwood Property Trust, Inc. (Cost $1,087,672)	3.625%	02/01/21	$1,100,000	$1,108,250

COMMON STOCKS — 1.1%	Shares	Value
Financials — 1.1%
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
New Residential Investment Corporation (Cost $308,143)	18,578	$261,392

MONEY MARKET FUNDS — 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (b) (Cost $359,972)	359,972	$359,972

Investments at Value — 99.6% (Cost $23,595,647)		$23,669,078

Other Assets in Excess of Liabilities — 0.4%		102,223

Net Assets — 100.0%		$23,771,301

144A -

This security was purchased in a transaction exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $19,305,146 as of August 31, 2019, representing 81.2% of net assets (Note 8).

LIBOR -	London interbank offered rate. The 1MO LIBOR rate is 2.0890% as of August 31, 2019.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	The rate shown is the 7-day effective yield as of August 31, 2019.
See accompanying notes to financial statements.

LADDER SELECT BOND FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT August 31, 2019 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/ Unrealized Depreciation
Swap Futures
10-Year USD Deliverable Interest Rate Swap Future	3	9/16/2019	$345,656	$(22,158)
5-Year USD Deliverable Interest Rate Swap Future	5	9/16/2019	541,016	(15,250)
Total Futures Contracts Sold Short			$886,672	$(37,408)

For the six months ended August 31, 2019, the average monthly notional amount of futures contracts sold short was ($852,479) (Note 5).
See accompanying notes to financial statements.

LADDER SELECT BOND FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2019 (Unaudited)
ASSETS
Investments in securities:
At cost	$23,595,647
At value (Note 2)	$23,669,078
Margin deposits for futures contracts (Note 2)	56,085
Receivable from Adviser (Note 4)	4,010
Dividends and interest receivable	85,740
Other assets	15,351
Total assets	23,830,264

LIABILITIES
Net unrealized depreciation on futures contracts (Notes 2 and 5)	37,408
Variation margin payable (Note 2)	1,321
Payable for capital shares redeemed	3,633
Payable to administrator (Note 4)	7,100
Other accrued expenses	9,501
Total liabilities	58,963

NET ASSETS	$23,771,301

NET ASSETS CONSIST OF:
Paid-in capital	$23,894,099
Accumulated deficit	(122,798)
NET ASSETS	$23,771,301

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$23,771,301
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	2,398,071
Net asset value, offering price and redemption price per share (Note 2)	$9.91

See accompanying notes to financial statements.

LADDER SELECT BOND FUND STATEMENT OF OPERATIONS For the Six Months Ended August 31, 2019 (Unaudited)
INVESTMENT INCOME
Interest	$381,246
Dividends	29,028
Total investment income	410,274

EXPENSES
Investment advisory fees (Note 4)	84,584
Fund accounting fees (Note 4)	16,083
Legal fees	15,090
Administration fees (Note 4)	15,000
Pricing fees	9,121
Audit and tax services fees	9,000
Registration and filing fees	8,736
Trustees’ fees and expenses (Note 4)	8,608
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Custody and bank service fees	4,052
Printing of shareholder reports	2,682
Insurance expense	1,426
Postage and supplies	1,238
Other expenses	6,720
Total expenses	194,340
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(87,200)
Net expenses	107,140

NET INVESTMENT INCOME	303,134

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains (losses) from:
Investments	30,884
Futures contracts (Note 5)	(116,392)
Net change in unrealized appreciation (depreciation) on:
Investments	109,018
Futures contracts (Note 5)	11,421
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	34,931

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$338,065

See accompanying notes to financial statements.

LADDER SELECT BOND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
FROM OPERATIONS
Net investment income	$303,134	$418,971
Net realized gains (losses) from:
Investments	30,884	(14,991)
Futures contracts (Note 5)	(116,392)	53,261
Net change in unrealized appreciation (depreciation) on:
Investments	109,018	37,218
Futures contracts (Note 5)	11,421	(107,671)
Net increase in net assets from operations	338,065	386,788

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional shares	(317,387)	(539,931)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	4,957,789	6,054,341
Net asset value of shares issued in reinvestment of distributions to shareholders	317,387	539,931
Payments for shares redeemed	(883,214)	(106,350)
Net increase in Institutional Shares net assets from capital share transactions	4,391,962	6,487,922

TOTAL INCREASE IN NET ASSETS	4,412,640	6,334,779

NET ASSETS
Beginning of period	19,358,661	13,023,882
End of period	$23,771,301	$19,358,661

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	499,458	610,628
Shares reinvested	32,021	54,411
Shares redeemed	(88,961)	(10,726)
Net increase in shares outstanding	442,518	654,313
Shares outstanding at beginning of period	1,955,553	1,301,240
Shares outstanding at end of period	2,398,071	1,955,553

LADDER SELECT BOND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019	Year Ended February 28, 2018		Period Ended February 28, 2017 (a)
Net asset value at beginning of period	$9.90		$10.01	$10.05		$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.28	0.23		0.03
Net realized and unrealized gains (losses) on investments and futures contracts (b)	0.02		(0.03)	(0.00	)(c)	0.06
Total from investment operations	0.15		0.25	0.23		0.09

Less distributions:
From net investment income	(0.14)		(0.30)	(0.24)		(0.04)
From net realized gains	—		(0.06)	(0.03)		—
Total distributions	(0.14)		(0.36)	(0.27)		(0.04)

Net asset value at end of period	$9.91		$9.90	$10.01		$10.05

Total return (d)	1.51	%(e)	2.51%	2.30%		0.85	%(e)

Net assets at end of period (000’s)	$23,771		$19,359	$13,024		$12,375

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.72	%(f)	2.04%	2.17%		2.26	%(f)

Ratio of net expenses to average net assets (g)	0.95	%(f)	0.95%	0.95%		0.95	%(f)

Ratio of net investment income to average net assets (g)	2.68	%(f)	2.82%	2.32%		0.96	%(f)

Portfolio turnover rate	9	%(e)	57%	85%		91	%(e)

(a)	Represents the period from the commencement of operations (October 18, 2016) through February 28, 2017.
(b)

Net realized and unrealized gains (losses) on investments and futures contracts per share are balancing amounts necessary to reconcile with the aggregate gains and losses on the Statement of Operations due to share transactions for the periods covered.

(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited)

1. Organization

Ladder Select Bond Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek a combination of current income and capital preservation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement). As of August 31, 2019, the Advisor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets allocable to the Advisor Class and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New accounting pronouncement – In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Fund is complying with ASU 2017-08 with these financial statements.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund’s fixed income securities, including mortgage-backed securities and corporate bonds, are typically valued using evaluated bid prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

securities in determining these prices. The methods used by the independent pricing service and the quality of valuations are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the New York Stock Exchange. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities and corporate bonds, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, or other significant observable inputs when independent prices are not available. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$—	$21,939,464	$—	$21,939,464
Corporate Bonds	—	1,108,250	—	1,108,250
Common Stocks	261,392	—	—	261,392
Money Market Funds	359,972	—	—	359,972
Total	$621,364	$23,047,714	$—	$23,669,078

Other Financial Instruments
Futures Contracts Sold Short	$(37,408)	$—	$—	$(37,408)

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2019.

Share valuation – The net asset value (“NAV”) per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Payments received from interest-only strips (“IOs”) are included in interest income on the Statement of Operations. Because no principal will be received at the maturing of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are also included in interest income on the Statement of Operations. Realized gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statement of Operations. Dividend income is recorded on the ex-dividend date.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended August 31, 2019 and February 28, 2019 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
August 31, 2019	$317,387	$—	$317,387
February 28, 2019	$479,526	$60,405	$539,931

On September 30, 2019, the Fund paid an ordinary income dividend of $0.0230 per share to shareholders of record on September 27, 2019.

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in interest rates, credit spreads, and other risks. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Daily fluctuations in the fair value of the assets of the Fund are accumulated in an account each day. The total of this account is received or paid by the Fund when the position is closed. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. For additional information, see Note 5.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2019:

Tax cost of portfolio investments	$23,595,647
Gross unrealized appreciation	$152,242
Gross unrealized depreciation	(78,811)
Net unrealized appreciation on investments	73,431
Accumulated ordinary income	489
Accumulated capital and other losses	(196,718)
Accumulated deficit	$(122,798)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended August 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $6,113,465 and $1,884,195, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until July 31, 2020, to reduce investment advisory fees and reimburse other operating expenses in order to limit total annual operating expenses (exclusive of portfolio transactions and other investment-related costs including brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.95% of average daily net assets for the Institutional Class shares. Accordingly, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $2,616 during the six months ended August 31, 2019.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any; and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2019, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $459,453 no later than the dates listed below:

February 29, 2020	$58,216
February 28, 2021	151,760
February 28, 2022	162,277
August 31, 2022	87,200
Total	$459,453

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2019, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Ladder Capital Finance Portfolio II (affiliate of the Adviser)	45%
Charles Schwab & Company, Inc. (for the benefit of its clients)	28%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of August 31, 2019 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Risk	Location
Futures contracts sold short	Interest Rate	Net unrealized depreciation on futures contracts

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the six months ended August 31, 2019 are recorded in the following location on the Statement of Operations:

Derivative Investment Type	Risk	Location
Futures contracts sold short	Interest Rate	Net realized gains (losses) from futures contracts Net change in unrealized appreciation (depreciation) on futures contracts

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral on a counterparty basis.

As of August 31, 2019, the offsetting of financial assets and liabilities is as follows:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on Statement of Assets and Liabilities	Net Amounts Presented on Statement of Assets and Liabilities	Collateral Pledged*	Net Amount
Short futures contracts	$(37,408)	$—	$(37,408)	$37,408	$—
Total subject to a master netting or similar arrangement	$(37,408)	$—	$(37,408)	$37,408	$—

*	The amount is limited to the net amount of financial liabilities and accordingly does not include excess collateral pledged.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities, and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of August 31, 2019, the Fund had 92.3% of the value of its net assets invested in CMBS.

8. Risks Associated with Privately Placed Securities

Privately placed securities are securities that rely on exemptions from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on the purchase and resale. These securities may be purchased under a variety of exemptions, including, but not limited to, Rule 144A. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. Under other exemptions, privately placed securities may be sold to other types of qualified buyers. An insufficient number of QIBs, or other qualified buyers, interested in purchasing privately placed securities at a particular time could adversely affect the marketability of securities and

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the Fund may be unable to dispose of the securities promptly or at a reasonable price. As of August 31, 2019, the Fund had 81.2% of the value of its net assets invested in privately placed securities.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on September 30, 2019, as noted in Note 2.

LADDER SELECT BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2019) and held until the end of the period (August 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

LADDER SELECT BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional Class	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$ 1,000.00	$ 1,015.10	0.95%	$ 4.83
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.42	0.95%	$ 4.84

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

LADDER SELECT BOND FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5867, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5867, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-859-5867. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On June 18, 2019, a Special Meeting of Shareholders of the Trust was held for the purpose of considering the election of seven trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting represented 68.40% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

	Number of Shares
Nominee/Trustee	Affirmative	Withhold
Robert G. Dorsey	79,822,871	11,178
John J. Discepoli	79,499,054	334,995
David M. Deptula	79,499,054	334,995
Janine L. Cohen	79,485,191	348,858
Jacqueline A. Williams	79,757,455	76,594
Clifford N. Schireson	79,771,318	62,731
Robert E. Morrison, Jr.	79,771,349	62,700

LADDER SELECT BOND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Agreement with the Ladder Capital Asset Management LLC (the “Adviser”) for an additional one-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on July 22-23, 2019, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In considering whether to approve the Agreement and in reaching its conclusions with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant to the Agreement, including the following factors.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, the Adviser’s compliance policies and procedures, its efforts to promote the Fund and assist in its distribution, and its compliance program. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of its business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Fund.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, custom peer group and related Morningstar category. The Board noted that the Fund had underperformed its custom peer group’s average and median performance for the one-year period, and underperformed its custom peer group’s average and median performance since the Fund’s inception, and underperformed its Morningstar category’s (Short Term Bond Funds Under $50 Million, True No-Load) median over the one-year period, but outperformed its Morningstar category’s average for the one-year period. The Board also noted that the Fund had underperformed the average but outperformed the median performance of its Morningstar category since the Fund’s inception. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies and that the Adviser had satisfactorily explained its performance results for the Fund. Following discussion of the investment performance of the Fund and its performance relative to its benchmark, custom peer group and Morningstar category, and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operations; the education and experience of its personnel; compliance program, policies, and procedures; financial condition and the level of commitment to the Fund, and, generally, the Adviser’s advisory business; the asset level of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board

LADDER SELECT BOND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

considered the Fund’s expense limitation agreement and considered the Adviser’s current and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s commitment to continue the Fund’s expense limitation agreement until at least July 31, 2020.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for it to receive research, statistical, or other services from the Fund’s trades. The Board compared the Fund’s advisory fee and overall expense ratio to the average advisory fees and average expense ratios for its custom peer group and Morningstar category. The Board noted that the 0.75% advisory fee for the Fund was above the average and the median for the Fund’s custom peer group, and above the average and median of funds of similar size and structure in the Fund’s Morningstar category (Short Term Bonds Funds Under $50 Million, True No-Load), but less than the highest advisory fee in its Morningstar category. The Board further noted that the overall annual expense ratio of 0.95% for the Fund is above the average and median for the Fund’s custom peer group, and above the average and median, but below the highest expense ratio for its Morningstar category. The Board also considered the fee charged by the Adviser to its other accounts that have a substantially similar strategy as the Fund and considered the similarities and differences of services received by such other accounts as compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable by the Fund. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both the advisory fee and the Fund’s expense limitation agreement. The Board determined that while the advisor fee remained the same as asset levels increased, the shareholders of the Fund have experienced benefits from the Fund’s expense limitation agreement and will continue to experience benefits from the Fund’s expense limitation agreement until the Fund assets grow to a level where its expenses otherwise fall below the expense limit. Following further discussion of the Fund’s asset level, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would continue to provide benefits. The Board also determined that the fee arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser, given the Fund’s projected asset levels for the next year.

LADDER SELECT BOND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s trading policies, procedures, and performance in seeking best execution for its clients, including the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund, the Adviser’s process for allocating trades among its different clients, and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After further discussion of the factors noted above, as well as other factors, and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all the factors discussed and information presented at this meeting and previous meetings, the Board indicated its agreement to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE LADDER SELECT BOND FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Assets

● Retirement Assets

● Transaction History

● Checking Account Information

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-859-5867

Who we are
Who is providing this notice?	Ladder Select Bond Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Ladder Capital Asset Management LLC, the investment adviser to the Fund, could be deemed an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ● The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

WAYCROSS LONG/SHORT EQUITY FUND

(WAYEX)

Semi-Annual Report

August 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-866-267-4304 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-866-267-4304. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

WAYCROSS LONG/SHORT EQUITY FUND
LETTER TO SHAREHOLDERS	August 31, 2019

Dear Shareholders,

We are pleased to provide this update for the Waycross Long/Short Equity Fund (the “Fund”). The Fund’s investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation and market sentiment. This comprehensive analysis allows us to construct a portfolio using both long and short positions, which provides growth potential while at the same time reducing volatility.

Performance Review

The Fund produced a +5.7% return for the first half of the fiscal year beginning March 1, 2019, while the primary benchmark (custom index) comprised of 50% S&P 500 and 50% 90-day Treasury Bills returned +3.8%. Long positions were the primary driver to performance during the first half of the year with the Fund producing positive returns in each month except May and August.

Long exposure to the Information Technology sector was the largest contributor to performance for the first six months of the year. Shares of Microsoft (MSFT), Visa (V), and Apple (AAPL) outperformed the sector. Meanwhile, a short position in NetApp (NTAP) also added to performance. Similarly, the Health Care sector was also a significant contributor to performance with long positions in Edward Lifesciences (EW) and Medtronic (MDT) and a short position in Pfizer (PFE) positively contributing to gains.

In contrast, the long exposure in the Industrials sector detracted from performance during the year, as Fluor (FLR) underperformed the sector.

Looking at a longer time horizon, the Fund returned 6.4%, annualized over the last three years, while the primary benchmark returned 7.2%.

The Fund remains actively managed, emphasizing long positions where company fundamentals are expected to support future earnings growth. A diversified book of short positions acts as a hedge across the portfolio and allows the Fund to maintain a lower volatility compared to the overall market.

Exposures Summary

The Waycross Long/Short Equity Fund seeks to provide superior risk-adjusted returns by maintaining a low correlation to large cap equities. The Fund’s long and short exposure moved higher during the first two quarters of the year; however, the Fund increased its exposure to short positions more than it increased its exposure to long positions. As a result, the Fund’s overall net exposure decreased during the first half of the year to 49% from 52% at the end of February 2019. At the same time, overall gross exposure (longs plus shorts) increased. In terms of sector positioning, the Fund’s net exposure to Health Care increased, while the net exposure to the Consumer Discretionary, Financials, and Industrials sectors was reduced.

1

Fund Exposures
Total Portfolio Exposures	Long/Short Exposure By Sector

Top Five Long Positions			Top Five Short Positions
Security Name	Sector	% of Net Assets	Security Name	Sector	% of Net Assets
MASTERCARD INC-CLASS A	INFORMATION TECH.	4.3%	STARBUCKS CORPORATION	CONS DISC	-1.9%
VISA, INC.	INFORMATION TECH.	3.9%	HP INC	INFORMATION TECH.	-1.9%
MICROSOFT CORP	INFORMATION TECH.	3.9%	JPMORGAN CHASE & COMPANY	FINANCIALS	-1.8%
CHIPOTLE MEXICAN GRILL INC	CONS DISC	3.7%	ADOBE SYSTEMS INC	INFORMATION TECH.	-1.7%
EDWARDS LIFESCIENCES CORP	HEALTH CARE	3.6%	PROCTER & GAMBLE COMPANY	CONS STAPLES	-1.7%

Market Outlook

The first half of the fiscal year continued to put volatility front and center among investors and politicians alike. The S&P500 reached highs over +20% calendar YTD in July before a pullback of -1.6% in August put a damper on shareholder optimism. As of the end of August 2018, the 3-year volatility of the S&P 500 was at 9.3%, but as of the end of August 2019 that number has climbed to more than 12.0%.

While June and July of 2019 seemed to indicate that the May pullback was nothing more than a temporary blip on the S&P 500’s climb to greater heights, August proved that volatility is still playing a significant role in the market. In fact, the index suffered its worst day of the year on August 5th, declining 3%. That decline was so widespread that only 11 stocks in the index remained out of the red that day.

As with most of the volatility this year, we believe the peaks and valleys in August were mostly due to trade war tensions, as investors tried to evaluate the impact of tensions between President Trump and People’s Bank of China Governor Yi Gang. Going into the second half of the fiscal year, this trend continues to have an impact on the market.

The combination of continued political and economic uncertainty across domestic and global markets led us to continue to expect volatility to play a significant factor in returns during the short term. We have positioned the portfolio accordingly by reducing our net

2

exposure and increasing the Fund’s diversification by adding names to both the long and the short side of the book. However, the management team continues to look for opportunities for upside participation, along with the clear downside protection. As such, we remain focused on the long-term goals of our positions and the Fund as a whole.

On behalf of Waycross Partners, LLC, thank you for investing in the Fund.

Sincerely,

Benjamin H. Thomas, CFA
Managing Partner | Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-267-4304.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.waycrossfunds.com or call 1-866-267-4304 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2019, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

WAYCROSS LONG/SHORT EQUITY FUND
PORTFOLIO INFORMATION
August 31, 2019 (Unaudited)

Net Sector Exposure versus S&P 500® Index*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings		Top 10 Short Equity Holdings
Security Description	% of Net Assets	Security Description	% of Net Assets
Mastercard, Inc. - Class A	4.3%	Starbucks Corporation	1.9%
Visa, Inc. - Class A	3.9%	HP, Inc.	1.9%
Microsoft Corporation	3.9%	JPMorgan Chase & Company	1.8%
Chipotle Mexican Grill, Inc.	3.7%	Adobe, Inc.	1.7%
Edwards Lifesciences Corporation	3.6%	Procter & Gamble Company (The)	1.7%
Amazon.com, Inc.	3.4%	3M Company	1.7%
Medtronic plc	3.4%	Texas Instruments, Inc.	1.6%
Alphabet, Inc. - Class A	3.3%	Accenture plc - Class A	1.6%
Sysco Corporation	3.2%	Hewlett Packard Enterprise Company	1.6%
Analog Devices, Inc.	3.1%	Zimmer Biomet Holdings, Inc.	1.5%

4

WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS August 31, 2019 (Unaudited)
COMMON STOCKS — 92.8%	Shares	Value
Communication Services — 7.3%
Entertainment — 1.4%
Walt Disney Company (The)	4,900	$672,574

Interactive Media & Services — 5.9%
Alphabet, Inc. - Class A (a) (b)	1,360	1,619,121
Facebook, Inc. - Class A (a) (b)	6,850	1,271,839
		2,890,960
Consumer Discretionary — 19.1%
Auto Components — 0.9%
BorgWarner, Inc.	13,400	437,242

Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc. (a)	2,170	1,819,371

Household Durables — 2.3%
Mohawk Industries, Inc. (a) (b)	9,200	1,093,788

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc. (a) (b)	935	1,660,831

Specialty Retail — 8.8%
Home Depot, Inc. (The)	6,354	1,448,140
Lowe’s Companies, Inc.	12,500	1,402,500
Ross Stores, Inc.	13,700	1,452,337
		4,302,977
Consumer Staples — 5.1%
Food & Staples Retailing — 5.1%
Sysco Corporation	20,870	1,551,267
Walmart, Inc.	8,200	936,932
		2,488,199
Energy — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
Pioneer Natural Resources Company	9,260	1,142,869

Financials — 10.7%
Banks — 4.7%
Bank of America Corporation (b)	42,110	1,158,446
Citigroup, Inc.	17,462	1,123,680
		2,282,126

5

WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.8% (Continued)	Shares	Value
Financials — 10.7% (Continued)
Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The) (b)	6,837	$1,394,133

Insurance — 3.1%
Allstate Corporation (The)	6,700	686,013
American International Group, Inc.	16,375	852,155
		1,538,168
Health Care — 12.2%
Health Care Equipment & Supplies — 7.0%
Edwards Lifesciences Corporation (a) (b)	8,000	1,774,720
Medtronic plc	15,110	1,630,218
		3,404,938
Health Care Providers & Services — 5.2%
AmerisourceBergen Corporation	6,600	542,982
CVS Health Corporation	12,400	755,408
UnitedHealth Group, Inc. (b)	5,310	1,242,540
		2,540,930
Industrials — 10.2%
Air Freight & Logistics — 4.1%
FedEx Corporation	5,480	869,183
United Parcel Service, Inc. - Class B (b)	9,710	1,152,188
		2,021,371
Airlines — 2.1%
Southwest Airlines Company (b)	19,505	1,020,502

Construction & Engineering — 1.4%
Fluor Corporation	37,710	666,336

Machinery — 2.6%
Deere & Company	8,270	1,281,106

Information Technology — 23.2%
Communications Equipment — 2.9%
Cisco Systems, Inc.	30,550	1,430,045

IT Services — 10.3%
Mastercard, Inc. - Class A (b)	7,441	2,093,674
PayPal Holdings, Inc. (a)	9,050	986,902
Visa, Inc. - Class A (b)	10,629	1,921,936
		5,002,512

6

WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.8% (Continued)	Shares	Value
Information Technology — 23.2% (Continued)
Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc. (b)	13,955	$1,532,678

Software — 3.9%
Microsoft Corporation (b)	13,930	1,920,390

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	6,928	1,446,151

Materials — 2.7%
Metals & Mining — 2.7%
Newmont Goldcorp Corporation	32,970	1,315,173

Total Common Stocks (Cost $40,050,871)		$45,305,370

MONEY MARKET FUNDS — 5.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (c) (Cost $2,704,602)	2,704,602	$2,704,602

Investments at Value — 98.4% (Cost $42,755,473)		$48,009,972

Other Assets in Excess of Liabilities — 1.6%		790,424

Net Assets — 100.0%		$48,800,396

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of August 31, 2019 was $15,752,165.
(c)	The rate shown is the 7-day effective yield as of August 31, 2019.

See accompanying notes to financial statements.

7

WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2019 (Unaudited)
COMMON STOCKS — 43.7%	Shares	Value
Communication Services — 1.5%
Media — 1.5%
Comcast Corporation - Class A	16,000	$708,160

Consumer Discretionary — 5.4%
Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corporation	2,950	643,011
Starbucks Corporation	9,740	940,494
		1,583,505
Multi-Line Retail — 0.9%
Kohl’s Corporation	9,300	439,518

Specialty Retail — 1.3%
O’Reilly Automotive, Inc.	1,590	610,178

Consumer Staples — 3.7%
Beverages — 0.9%
Coca-Cola Company (The)	7,660	421,606

Household Products — 2.8%
Clorox Company (The)	3,600	569,376
Procter & Gamble Company (The)	6,834	821,652
		1,391,028
Energy — 1.5%
Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	5,170	194,340

Oil, Gas & Consumable Fuels — 1.1%
Exxon Mobil Corporation	8,160	558,797

Financials — 7.1%
Banks — 4.7%
JPMorgan Chase & Company	8,150	895,359
U.S. Bancorp	14,260	751,359
Wells Fargo & Company	13,650	635,680
		2,282,398
Capital Markets — 1.3%
Charles Schwab Corporation (The)	16,900	646,763

Consumer Finance — 1.1%
Capital One Financial Corporation	6,180	535,312

8

WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 43.7% (Continued)	Shares	Value
Health Care — 6.5%
Biotechnology — 1.4%
Amgen, Inc.	3,230	$673,843

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings, Inc.	5,490	764,208

Health Care Providers & Services — 2.6%
DaVita, Inc.	12,410	699,552
HCA Healthcare, Inc.	4,600	552,920
		1,252,472
Pharmaceuticals — 1.0%
Pfizer, Inc.	13,700	487,035

Industrials — 7.1%
Industrial Conglomerates — 1.7%
3M Company	5,023	812,320

Machinery — 0.7%
Cummins, Inc.	2,390	356,755

Road & Rail — 3.6%
Norfolk Southern Corporation	3,400	591,770
Union Pacific Corporation	4,470	723,961
Werner Enterprises, Inc.	14,220	464,710
		1,780,441
Trading Companies & Distributors — 1.1%
Fastenal Company	17,480	535,238

Information Technology — 10.9%
IT Services — 1.6%
Accenture plc - Class A	3,963	785,348

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	9,950	477,799
Texas Instruments, Inc.	6,500	804,375
		1,282,174
Software — 3.2%
Adobe, Inc.	2,980	847,840
Autodesk, Inc.	2,300	328,486
VMware, Inc. - Class A	2,700	381,888
		1,558,214

9

WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 43.7% (Continued)	Shares	Value
Information Technology — 10.9% (Continued)
Technology Hardware, Storage & Peripherals — 3.5%
Hewlett Packard Enterprise Company	56,100	$775,302
HP, Inc.	49,610	907,367
		1,682,669

Total Securities Sold Short — 43.7% (Proceeds $20,345,924)		$21,342,322

See accompanying notes to financial statements.

10

WAYCROSS LONG/SHORT EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2019 (Unaudited)
ASSETS
Investments in securities:
At cost	$42,755,473
At value (Note 2)	$48,009,972
Cash deposits for securities sold short (Note 2)	22,187,902
Dividends and interest receivable	55,510
Other assets	17,589
Total Assets	70,270,973

LIABILITIES
Securities sold short, at value (proceeds $20,345,924) (Note 2)	21,342,322
Dividends payable on securities sold short (Note 2)	52,597
Payable to Adviser (Note 4)	59,075
Payable to administrator (Note 4)	9,143
Other accrued expenses	7,440
Total liabilities	21,470,577

NET ASSETS	$48,800,396

NET ASSETS CONSIST OF:
Paid-in capital	$44,716,057
Accumulated earnings	4,084,339
NET ASSETS	$48,800,396

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,236,909

Net asset value, offering price and redemption price per share (Note 2)	$11.52

See accompanying notes to financial statements.

11

WAYCROSS LONG/SHORT EQUITY FUND STATEMENT OF OPERATIONS For the Six Months Ended August 31, 2019 (Unaudited)
INVESTMENT INCOME
Dividend income	$357,186
Interest income	178,789
535,975

EXPENSES
Investment advisory fees (Note 4)	274,088
Dividend expense on securities sold short (Note 2)	260,556
Administration fees (Note 4)	21,927
Fund accounting fees (Note 4)	17,190
Legal fees	13,072
Registration and filing fees	10,221
Trustees’ fees and expenses (Note 4)	8,608
Audit and tax services fees	8,500
Transfer agent fees (Note 4)	6,250
Compliance fees and expenses (Note 4)	6,108
Custody and bank service fees	4,692
Printing of shareholder reports	1,514
Insurance expense	1,412
Postage and supplies	934
Other expenses	8,814
Total expenses	643,886
Previous investment advisory fee reductions recouped by the Adviser (Note 4)	53,018
Net expenses	696,904

NET INVESTMENT LOSS	(160,929)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from:
Investments	98,098
Securities sold short	(573,909)
Net change in unrealized appreciation (depreciation) on:
Investments	2,706,793
Securities sold short	242,405
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,473,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,312,458

See accompanying notes to financial statements.

12

WAYCROSS LONG/SHORT EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
FROM OPERATIONS
Net investment loss	$(160,929)	$(263,041)
Net realized gains (losses) from:
Investments	98,098	571,391
Securities sold short	(573,909)	343,890
Net change in unrealized appreciation (depreciation) on:
Investments	2,706,793	(549,402)
Securities sold short	242,405	(608,636)
Net increase (decrease) in net assets resulting from operations	2,312,458	(505,798)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,228,520	26,564,874
Payments for shares redeemed	(910,895)	(4,357,626)
Net increase in net assets from captial share transactions	7,317,625	22,207,248

TOTAL INCREASE IN NET ASSETS	9,630,083	21,701,450

NET ASSETS
Beginning of period	39,170,313	17,468,863
End of period	$48,800,396	$39,170,313

CAPITAL SHARE ACTIVITY
Shares sold	723,258	2,411,275
Shares redeemed	(81,294)	(419,538)
Net increase in shares outstanding	641,964	1,991,737
Shares outstanding at beginning of period	3,594,945	1,603,208
Shares outstanding at end of period	4,236,909	3,594,945

See accompanying notes to financial statements.

13

WAYCROSS LONG/SHORT EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019		Year Ended February 28, 2018	Year Ended February 28, 2017	Period Ended February 29, 2016 (a)
Net asset value at beginning of period	$10.90		$10.90		$9.88	$9.10	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.06)		(0.14)	(0.11)	(0.13)
Net realized and unrealized gains (losses) on investments	0.66		0.06		1.27	0.89	(0.77)
Total from investment operations	0.62		0.00	(b)	1.13	0.78	(0.90)

Less distributions:
Distributions from net realized gains	—		—		(0.11)	—	—

Net asset value at end of period	$11.52		$10.90		$10.90	$9.88	$9.10

Total return (c)	5.69	%(d)	0.00%		11.44%	8.57%	(9.00	%)(d)

Net assets at end of period (000’s)	$48,800		$39,170		$17,469	$12,591	$4,780

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.93	%(e)	2.86%		3.21%	4.77%	7.25	%(e)

Ratio of net expenses to average net assets (f)	3.17	%(e)(g)	2.89	%(h)	2.90%	2.99%	3.30	%(e)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (f)	1.99	%(e)	1.99%		1.99%	2.13%	2.15	%(e)

Ratio of net investment loss to average net assets (f)	(0.73	%)(e)	(1.00%)		(1.47%)	(1.96%)	(2.34	%)(e)

Portfolio turnover rate	10	%(d)	43%		35%	192%	134	%(d)

(a)	Represents the period from the commencement of operations (April 29, 2015) through February 29, 2016.
(b)	Amount Rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and the administrator had not reduced fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee recoupments, reductions and/or expense reimbursements (Note 4).
(g)	Ratio was determined including prior year’s advisory fee reductions recouped by the Adviser in the amount of 0.24%(e) during the six months ended August 31, 2019 (Note 4).
(h)	Ratio was determined including prior years’ advisory fee reductions recouped by the Adviser in the amount of 0.12% and advisory fee reductions in the amount of 0.09% (Note 4).
See accompanying notes to financial statements.

14

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited)

1. Organization

Waycross Long/Short Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek long-term capital appreciation with a secondary emphasis on capital preservation.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

15

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$45,305,370	$—	$—	$45,305,370
Money Market Funds	2,704,602	—	—	2,704,602
Total	$48,009,972	$—	$—	$48,009,972
Other Financial Instruments:
Common Stocks – Sold Short	$(21,342,322)	$—	$—	$(21,342,322)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. The Fund did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2019.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income and expense is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

16

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended August 31, 2019 and February 28, 2019.

Short sales – The Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statement of Operations. Net income earned on short sale proceeds held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statement of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents, or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers or amounts due to prime brokers for securities sold short are reported on the Statement of Assets and Liabilities. These amounts are considered in conjunction with securities held in the Fund’s collateral account. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Waycross Partners, LLC (the “Adviser”) to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

17

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2019:

Tax cost of portfolio investments and securities sold short	$22,436,157
Gross unrealized appreciation	$9,077,873
Gross unrealized depreciation	(4,846,380)
Net unrealized appreciation	4,231,493
Undistributed ordinary income	409,296
Undistributed long-term capital gains	180,670
Other losses	(737,120)
Accumulated earnings	$4,084,339

The federal income tax cost of portfolio investments and securities sold short may temporarily differ from the financial statement cost of portfolio investments (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the six months ended August 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, were $8,361,726 and $4,025,470, respectively.

18

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2020, to reduce investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.99% of the Fund’s average daily net assets. During the six months ended August 31, 2019, the Adviser did not waive any of its advisory fees.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the six months ended August 31, 2019, the Adviser recouped $53,018 of prior years’ investment advisory fee reductions and expense reimbursements. As of August 31, 2019, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $144,502 no later than the dates listed below:

February 29, 2020	$76,152
February 28, 2021	42,710
February 28, 2022	25,640
Total	$144,502

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

19

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Independent Trustee receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2019, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Maril & Company (for benefit of its customers)	66%
National Financial Services, LLC (for benefit of its customers)	28%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

20

WAYCROSS LONG/SHORT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2019) and held until the end of the period (August 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

21

WAYCROSS LONG/SHORT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$1,056.90	3.17%	$16.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,009.23	3.17%	$16.05

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-267-4304. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

22

WAYCROSS LONG/SHORT EQUITY FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On June 18, 2019, a Special Meeting of Shareholders of the Trust was held for the purpose of considering the election of seven trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting represented 68.40% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

	Number of Shares
Nominee/Trustee	Affirmative	Withhold
Robert G. Dorsey	79,822,871	11,178
John J. Discepoli	79,499,054	334,995
David M. Deptula	79,499,054	334,995
Janine L. Cohen	79,485,191	348,858
Jacqueline A. Williams	79,757,455	76,594
Clifford N. Schireson	79,771,318	62,731
Robert E. Morrison, Jr.	79,771,349	62,700

23

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE WAYCROSS LONG/SHORT EQUITY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-267-4304

24

Who we are
Who is providing this notice?	Waycross Long/Short Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Waycross Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

25

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	November 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	November 6, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	November 6, 2019

*	Print the name and title of each signing officer under his or her signature.